Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Current deferred tax assets	$ 83	[1]	$ 101	[1]	$ 96
Noncurrent deferred tax assets	63	[1]	216	[1]	143
Noncurrent deferred tax assets	1		2
Noncurrent deferred tax liabilities	$ 337	[1]	$ 323	[1]	$ 311

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.